UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		26
Form 13F Information Table Value Total:		198,654
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	348	5630	SH		Sole				5630
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	178	15860	SH		Sole				15860
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	169	11435	SH		Sole				11435
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	298	7013	SH		Sole				7013
ISHARES S&P 500 INDEX ETF	CU	46428720	4346	42005	SH		Sole				42005
ISHARES MSCI EMERGING MARKETS	CU	46428723	674	18069	SH		Sole				18069
ISHARES MSCI EAFE ETF	CU	46428746	3885	83537	SH		Sole				83537
ISHARES COHEN & STEERS RLTY	CU	46428756	264	4813	SH		Sole				4813
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	16397	286969	SH		Sole				286969
ISHARES RUSSELL 2000 ETF	CU	46428765	11203	183305	SH		Sole				183305
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	246	9805	SH		Sole				9805
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1099	49319	SH		Sole				49319
VANGUARD MSCI EAFE ETF	CU	92194385	35076	1199599	SH		Sole				1199599
VANGUARD MSCI EMERGING MARKETS	CU	92204285	9759	256894	SH		Sole				256894
VANGUARD REIT INDEX	CU	92290855	9497	204282	SH		Sole				204282
VANGUARD MID CAP 	CU	92290862	11531	196503	SH		Sole				196503
VANGUARD SMALL CAP ETF	CU	92290875	695	12275	SH		Sole				12275
SPDR S&P METALS & MNG	CU	86330E64	1161	25400	SH		Sole				25400
IPATH DJ-UBS COMMODITY TOTAL RETURN	CU	06738C77	9443	250866	SH		Sole				250866
POWERSHARES QQQ TR	CU	73935A10	1008	23612	SH		Sole				23612
SPDR S&P 500 ETF	CU	78462f10	77853	754245	SH		Sole				754245
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	458	14680	SH		Sole				14680
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	592	11615	SH		Sole				11615
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1867	19102	SH		Sole				19102
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	312	11000	SH		Sole				11000
ENERGY SELECT SECTOR SPDR	CU	81369Y50	295	5930	SH		Sole				5930